INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

        The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Income (Loss) before Income Tax
Canada	18,354,204	(23,378,980)	2,616,980
Other	49,228,109	(50,984,454)	(203,205,487)

	67,582,313	(74,363,434)	(200,588,507)

Current Tax
Canada	9,563,915	8,047,733	2,447,930
Other	13,793,997	13,078,893	13,249,752

	23,357,912	21,126,626	15,697,682

Deferred Tax
Canada	(848,566)	2,577,854	1,713,862
Other	(5,755,429)	(7,164,540)	(22,844,954)

	(6,603,995)	(4,586,686)	(21,131,092)

Total Income Tax (Benefit) Expense
Canada	8,715,349	10,625,587	4,161,792
Other	8,038,568	5,914,353	(9,595,202)

	16,753,917	16,539,940	(5,433,410)

        The Company mainly operates in Canada, PRC, Japan, Germany and the United States.

Canada

        The Company was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 31%, 28.25% and 26.5% for the years ended December 31, 2010, 2011 and 2012, respectively.

        Canadian Solar Solutions Inc. was incorporated in Ontario, Canada and is subject to both federal and Ontario provincial corporate income taxes at a rate of 31%, 28.25% and 26.5% for the years ended December 31, 2010, 2011 and 2012, respectively.

        Canadian Solar Manufacturing (Ontario) Inc. was a manufacturing entity incorporated in Ontario, Canada, and is subject to both federal and Ontario provincial corporate income taxes at a rate of 26.5% and 25% for the years ended December 31, 2011 and 2012, respectively.

United States

        Canadian Solar (USA) Inc. was incorporated in Delaware, USA and is subject to federal, California, and states corporate income taxes at a rate of 39.83%, 40.03% and 35.55% for the years ended December 31, 2010, 2011 and 2012, respectively.

Japan

        Canadian Solar Japan K.K. was incorporated in Japan and is subject to Japanese corporate income taxes at a normal statutory rate of approximately 40.69% for the years ended December 31, 2010, 2011 and 2012, respectively.

Germany

        Canadian Solar EMEA GmbH was incorporated in Munich, Germany and is subject to German corporate income tax at a rate of approximately 33% for the years ended December 31, 2010, 2011 and 2012, respectively.

Hong Kong

        Canadian Solar International Ltd. ("HKSI") was incorporated in Hong Kong, China, and is subject to Hong Kong profits tax at a rate of 16.5% for the years ended December 31, 2011 and 2012, respectively.

PRC

        The other major operating subsidiaries, including CSI Solartronics (Changshu) Co., Ltd., CSI Solar Technologies Inc., CSI Cells Co., Ltd., Canadian Solar Manufacturing (Luoyang) Inc., CSI Solar Power (China) Inc. and Canadian Solar Manufacturing (Changshu) Inc., were governed by the PRC Enterprise Income Tax Law ("new EIT Law"), which replaced the previous Income Tax Law of PRC Concerning Foreign Investment and Foreign Enterprises and various other local income tax regulations, effective from January 1, 2008.

        Under the new EIT Law, both foreign-invested enterprises and domestic enterprises are subject to a uniform enterprise income tax rate of 25%. The new EIT Law also provides a five-year transition period for those enterprises established before the promulgation date of the new EIT Law and were entitled to preferential tax treatment under the previous tax law. Enterprises that were subject to an enterprise income tax rate lower than 25% will have the new uniform enterprise income tax rate of 25% phased in over a five-year period from the effective date of the EIT Law. Enterprises that were entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires, subject to certain limitations.

        SZCC is currently subject to a preferential enterprise income tax rate of 15% for the three years from 2012 to 2014, resulting from its HNTE status recognized in 2009 and renewed in 2012.

        Accordingly, the enterprise income tax rates applicable to the Company's major operating subsidiaries in China are summarized as follows:

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	Exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 15% for 2012, 2013 and 2014 resulting from its HNTE status
Canadian Solar Manufacturing (Luoyang) Inc.	Exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%), and 25% for 2012 onwards
Canadian Solar Manufacturing (Changshu) Inc	Exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%), and 25% for 2012 onwards
CSI Solar Power (China) Inc.	25%

        The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interest and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheet. In accordance with its policies, the Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as a component of its income tax provision. The amount of interest and penalties accrued as of December 31, 2011 and 2012 was $2,847,899 and $3,561,524, respectively. The Company does not anticipate any significant changes to its liability for unrecognized tax positions within the next 12 months.

        The following table illustrates the movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties) for the years ended December 31, 2010, 2011 and 2012, respectively.

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Beginning balance	8,953,568	9,191,281	9,453,041
Addition for tax positions related to the current year	—	736,707	1,789,167
Addition for tax positions from prior years	342,617	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(104,904)	(474,947)	—

Ending balance	9,191,281	9,453,041	11,242,208

        The Company is subject to taxation in various jurisdictions where it operates, mainly including Canada and China. Generally, the Company's taxation years from 2005 to 2011 are open for reassessment to the Canadian tax authorities. The Company's taxation years from 2002 through 2012 are subject to examination by the Chinese tax authorities due to its permanent establishment in China.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is resulted from the computational errors of the taxpayer. The statute of limitations could be extended to five years under special circumstances. Though not being clearly defined, a special circumstance would suffice where any underpayment of income taxes exceeds RMB100,000. For income tax adjustments relating to transfer pricing matters, the statute of limitations is ten years. Therefore, the Company's Chinese subsidiaries might be subject to reexamination by the Chinese tax authorities on non-transfer pricing matters for taxation years up to 2007 retrospectively, and on transfer pricing matters for taxation years up to 2002 retrospectively. There is no statute of limitations in case of tax evasion in China.

        The components of the deferred tax assets and liabilities are presented as follows:

	At December 31, 2011	At December 31, 2012
	$	$
Deferred tax assets:
Accrued warranty costs	11,591,771	9,208,666
Bad debt provision	6,231,452	12,113,049
Issuance costs	1,006,272	339,267
Inventory write-down	4,434,180	6,649,004
Depreciation difference of property, plant and equipment	10,826,169	17,920,711
Contingent liabilities	—	4,508,086
Net operating losses carry-forward	37,960,792	69,189,405
Others	2,694,473	3,158,341

Total deferred tax assets	74,745,109	123,086,529
Valuation allowance	(39,745,271)	(54,140,359)

Total deferred tax assets, net of valuation allowance	34,999,838	68,946,170

Analysis as:
Current	11,773,066	29,863,674
Non-current	23,226,772	39,082,496

	34,999,838	68,946,170

Deferred tax liabilities:
Financial derivatives assets	340,817	700,184
Acquisition of subsidiaries	1,230,740	—
Depreciation difference of property, plant and equipment	—	4,644,722
Basis difference relating to SkyPower acquisition	—	62,572,569
Others	591,555	709,052

Total deferred tax liabilities	2,163,112	68,626,527

Analysis as:
Current	2,163,112	12,474,952
Non-current	—	56,151,575

	2,163,112	68,626,527

        As of December 31, 2012, the Company has accumulated net operating losses of $252,243,949 of which $16,516,003 will expire between 2015 and 2032, and the remaining can be carried forward indefinitely.

        The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

  •
  Tax planning strategies;

  •
  Future reversals of existing taxable temporary differences;

  •
  Further taxable income exclusive of reversing temporary differences and carry-forwards.

        The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $39,745,271 and $54,140,359 as at December 31, 2011 and 2012, respectively.

        Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
Combined federal and provincial income tax rate	31%	28%	27%
Expenses not deductible for tax purpose	3%	(19)%	(1)%
Tax exemption and tax relief granted to the Company	(10)%	25%	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3)%	(3)%	(7)%
Unrecognized tax benefits	1%	(1)%	(1)%
Valuation allowance	2%	(51)%	(14)%
Exchange gain (loss)	1%	(1)%	(1)%

	25%	(22)%	3%

        The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
The aggregate dollar effect	6,781,702	18,162,641	—

Per share effect—basic	0.16	0.42	—

Per share effect—diluted	0.16	0.42	—

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary difference attributable to excess of financial reporting basis over tax basis in the investment in a foreign subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2012, all of the undistributed earnings of approximately $116.33 million attributable to the Company's PRC subsidiaries and affiliates are considered to be permanently reinvested and no provision for PRC withholding income tax on dividend has been made thereon accordingly.